Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Basis of preparation of the interim financial statements
a.	Basis of preparation of the interim financial statements:

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting, and include the accounts of Maris-Tech Ltd.

The balance sheet as of December 31, 2023, was derived from the audited financial statements as of that date, but does not include all of the disclosures, including certain notes required by U.S. GAAP on an annual reporting basis. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited financial statements should be read in conjunction with the audited financial statements and the related notes thereto as of and for the year ended December 31, 2023, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023 filed with the SEC on March 21, 2024.

In management’s opinion, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2024, the Company’s results of operations, shareholders’ equity and cash flows for the six months ended June 30, 2024 and 2023. The results for the six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the full year ending December 31, 2024 or any other future interim or annual period.

Significant Accounting Policies
b.	Significant Accounting Policies

The Company’s significant accounting policies are discussed in Note 2, Summary of Significant Accounting Policies, in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023. There have been no significant changes to these policies during the six months ended June 30, 2024.

Functional currency
c.	Functional currency:

A majority of the Company’s customer orders are indexed to United States dollars (“dollar” or “U.S. dollars”). In addition, a substantial portion of the Company’s purchase orders are indexed to the dollar. The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification (ASC) No. 830 “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Use of estimates
d.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligations, the estimated benefit period of deferred contract acquisition costs, the allowance for credit losses, the fair value of acquired intangible assets and goodwill, the useful lives of acquired intangible assets and property and equipment, the incremental borrowing rate for operating leases, and the valuation of deferred tax assets and uncertain tax positions. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.